Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
	December 31
	2017	2016

Prepaid expenses	$579	$420
Payment in advance	321	202
Other receivable	171	368
Interest receivable	89	48
Other	85	68

	$1,245	$1,106